ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,924	$ 4,994	$ 4,994	$ 9,825	$ 10,096
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,522		2,464	4,963	5,216
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	970		1,054	1,865	2,273
Segment Geographical Groups Of Countries Group One Member | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,497		1,365	2,977	2,862
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	55		45	121	81
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,457		1,503	2,951	2,853
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	860		905	1,733	1,706
Segment Geographical Groups Of Countries Group Two Member | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	405		406	817	774
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	192		192	401	373
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	945		1,027	1,911	2,027
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	581		655	1,128	1,252
Segment Geographical Groups Of Countries Group Three [Member] | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	149		178	325	387
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 215		$ 194	$ 458	$ 388